Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Statement of Comprehensive Income [Abstract]
Benefit plan amendment, tax	$ 0.7